Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of names of the related party

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a totalling shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Schedule of amounts due from/due to related party

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from a related party：
Hainan Huiliu	253	—	—

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to a related party：
Hainan Huiliu	—	1,350	185

Schedule of transactions with related party

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	63,474	24,977	30,373	4,161
Shenyang Bokai	1,635	—	—	—
Total	65,109	24,977	30,373	4,161